Annual Operating Expenses {- Materials Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-16 - Materials Portfolio - Materials Portfolio	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	0.80%